INCOME TAXES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Current tax	639,412	573,083
Deferred tax	23,945	(176,351)
Total	663,357	396,732

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Current tax	1,121,203	844,137
Deferred tax	(99,247)	(264,246)
Total	1,021,956	579,891